Loans to Customers - Schedule of Loans to Customers (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Loans to customers [abstract]
Gross loans to customers	₸ 6,042,443	₸ 4,478,489
Less: allowance for impairment losses (Note 7)	(295,843)	(242,532)
Total loans to customers	₸ 5,746,600	₸ 4,235,957